Unaudited Pro Forma Condensed Combined Statement of Operations (Details) - Schedule of Unaudited Pro Forma Condensed Combined Statement of Operations - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maple X Inc.[Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
General and administrative expenses	(5)
Operating loss	(5)
Financing expenses, net	(22)
Net income (loss)	(27)
Maple Heights GP [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	4,978	444
Cost of revenues	(3,956)	(272)
Gross profit	1,022	172
General and administrative expenses
Operating loss	1,022	172
Financing expenses, net	(104)	(230)
Net income (loss)	918	(58)
Pro Forma [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	4,978	444
Cost of revenues	(3,956)	(272)
Gross profit	1,022	172
General and administrative expenses	(5)
Operating loss	1,017	172
Financing expenses, net	(126)	(230)
Net income (loss)	$ 891	$ (58)